VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.14

Loan ID	Seller Loan ID	ALT Loan ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
XXXX		532177	Amortization Term	notePage	XXX	XXX	Audit Value pulled from the Note.
XXXX		463672	Amortization Term	notePage	XXX	XXX	Audit value per the Note
XXXX		485623	Amortization Term	notePage	XXX	XXX	Audit value pulled from documents located in the loan file.
XXXX		735857	Amortization Term	notePage	XXX	XXX	Audit Value Pulled From Note.